SCUDDER
                                                                     INVESTMENTS




Supplement to the currently effective Statement of Additional Information for the following funds:

Scudder Small Company Value Fund and Scudder Tax Advantaged Dividend Fund


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Effective December 1, 2005, Scudder Small Company Value Fund and Scudder Tax
Advantaged Dividend Fund are no longer available in this Statement of Additional Information. For a copy of each fund's current Statement of Additional Information, please contact Scudder Investments.
































December 1, 2005